Employee benefit obligations - Defined benefit obligations and assets (Details) - USD ($) $ in Millions	1 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plan
Employee benefit obligations
Unfunded defined benefit obligations			$ 203	$ 182
Defined benefit obligation			2,518	2,349
Defined benefit assets			1,824	1,734
Other employee benefit obligations
Employee benefit obligations
Interest cost relating to employee benefit obligations			2	3	$ 4
Current service cost relating to employee benefit obligations			6	7
Germany pension plan
Employee benefit obligations
Past service expense (credit)	$ (8)
Exceptional items | Glass Packaging North America | Defined benefit pension scheme moved to future service only plan
Employee benefit obligations
Past service expense (credit)			5	(37)
Germany | Defined benefit plan
Employee benefit obligations
Defined benefit obligation			194	176
Germany | Metal Beverage Packaging Europe | Defined benefit plan
Employee benefit obligations
Past service expense (credit)			$ (8)	$ (17)
Food and Specialty Discontinued Operation
Employee benefit obligations
Net movement in defined benefit plans		$ 17
Current service cost		3
Past service expense (credit)		(8)
Interest cost		4
Re‑measurements		(38)
Benefits paid		14
Balance at the end	$ (285)	$ (285)